Assets Subject To Lien And Assets Acquired Through Foreclosures Assets subjected to lien (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 9,725,617	₩ 10,307,257
Due from the depository banks | KRW [Member] | Bank of China and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 6,629
Nature of assets pledged as collateral description		Collaterals for issuing letter of guarantee and others
Due from the depository banks | KRW [Member] | Samsung Securities Co Ltd and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 10,809	₩ 24,589
Nature of assets pledged as collateral description		Margin deposit for futures and options and others	Margin deposit for futures and options and others
Due from the depository banks | Foreign Currencies Others [Member] | Korea Investment and Securities Co Ltd and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 9,136	₩ 227,249
Nature of assets pledged as collateral description		Foreign margin deposit for future or option and others	Foreign margin deposit for future or option and others
Financial institutions debt securities and others | Yuanta Securities Co Ltd and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 501,523	₩ 473,476
Nature of assets pledged as collateral description		Substitute securities and others	Substitute securities and others
Korean treasury and government agencies bonds | Korea Securities Depository and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 9,998	₩ 2,546,683
Nature of assets pledged as collateral description	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Financial institutions debt securities and others | The BOK and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 1,570,608	₩ 836,522
Nature of assets pledged as collateral description		Settlement risk and others	Settlement risk and others
Korean treasury and government agencies bonds | Korea Securities Depository and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 5,436	₩ 7,133
Nature of assets pledged as collateral description	[1]	Related to bonds sold under repurchase agreements	Related to bonds sold under repurchase agreements
Korean treasury and government agencies bonds and others | The BOK and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 7,605,292	₩ 6,185,295
Nature of assets pledged as collateral description		Settlement risk and others	Settlement risk and others
Premises and equipment | Credit Counselling & Recovery Service and others
Financial instruments owned and pledged as collateral [Line Items]
Amount		₩ 6,186	₩ 6,310
Nature of assets pledged as collateral description		Leasehold rights and others	Leasehold rights and others

[1]	The Group enters into the repurchase agreements at predetermined price or original sale price added with certain rate of return after the disposal of securities. In this regards, the securities are provided as collaterals, and the purchasers are eligible to dispose or provide them as collateral. Therefore, as such securities have been transferred but have not been derecognized, the Group recognizes the relevant amount as liability (bond sold under repurchase agreements).